Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
(the “Fund”)
Supplement dated November 6, 2025 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
Upon the recommendation of the Fund’s investment adviser, Goldman Sachs Asset Management, L.P. (“GSAM”), the Board of Trustees of the Goldman Sachs ETF Trust recently approved changes to the Fund’s name, management fee and underlying index, together with related changes to the Fund’s investment objective and principal investment strategy. In addition, the Fund’s ticker symbol will also change. Accordingly, the Fund’s name will change to “Goldman Sachs ActiveBeta® World Equity ETF.” The Fund’s unitary management fee rate payable to GSAM will be reduced to 0.15% of the Fund’s average daily net assets. The Fund’s underlying index will change to the Goldman Sachs ActiveBeta® World Equity Index. The Fund’s ticker symbol will change to “GSWO.” These changes will be effective after the close of business on February 4, 2026 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF,” “GLOV” and “Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index” are replaced with “Goldman Sachs ActiveBeta® World Equity ETF,” “GSWO” and “Goldman Sachs ActiveBeta® World Equity Index,” respectively.
The following replaces the table under the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Fees and Expenses of the Fund” section in the Prospectus and under the “Fees and Expenses of the Fund” section in the Summary Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.15%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%
The following replaces the table under the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Expense Example” section in the Prospectus and under the “Fees and Expenses of the Fund” section in the Summary Prospectus:

1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192
The following replaces in its entirety the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Investment Objective” section in the Prospectus and the “Investment Objective” section in the Summary Prospectus:
The Goldman Sachs ActiveBeta® World Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® World Equity Index (the “Index”).
The following replaces in its entirety the first and fourth paragraphs in the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” section in the Prospectus and in the “Principal Investment Strategies” section in the Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. The Index is designed to deliver exposure to large- and mid‑capitalization equity securities of developed market issuers, including the United States. The Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). Given the Fund’s investment objective of attempting to track its Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
As of November 5, 2025, the Index consisted of 789 securities with a market capitalization range of between approximately $2.4 billion and $4.8 trillion in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Index Provider determines whether an issuer is located in a particular country by reference to the Reference Index methodology. Solactive AG, which constructs the Reference Index, will generally deem an issuer to be located in a particular country if it is organized under the laws of the particular country and it is primarily listed in the particular country; in the event that these factors point to more than one country, the Reference Index methodology provides for consideration of the issuer’s country of domicile and country of risk.
The following replaces in its entirety the second paragraph in the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” section in the Prospectus and in the “Principal Investment Strategies” section in the Summary Prospectus, the first paragraph in the “Investment Approach—Principal Investment Strategies—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” section in the Prospectus and the “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” section (except the last three paragraphs) in the SAI:
Goldman Sachs Asset Management, L.P. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, individual factor subindexes for value, momentum and quality (the “ActiveBeta® Factor Subindexes”) are created from the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index (the “Reference Index”), a market capitalization-weighted index.
To construct each ActiveBeta® Factor Subindex, all constituents in the Reference Index are assigned a “factor score” based on certain specified measurements (i.e., in the case of the value factor, the factor score is based on a composite of book value‑to‑price, sales‑to‑price and free cash flow‑to‑price). Securities with a factor score that is above a fixed “Cut‑off Score” receive an overweight in the applicable ActiveBeta® Factor Subindex relative to the Reference Index and securities with a factor score that is below the Cut‑off Score receive an underweight in the applicable ActiveBeta® Factor Subindex relative to the Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the applicable ActiveBeta® Factor Subindex is determined by its attractiveness when evaluated based on the relevant factor score. The Index only includes long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.
Step 2
In the second step, the ActiveBeta® Factor Subindexes are combined in equal weights to form the Index.
In the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Risks of the Fund” and “Risks of the Funds” sections in the Prospectus, as well as the “Principal Risks of the Fund” section in the Summary Prospectus, “Low Volatility Risk” is removed as a principal risk of the Fund.

Goldman Sachs ActiveBeta(R) World Low Vol Plus Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
(the “Fund”)
Supplement dated November 6, 2025 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
Upon the recommendation of the Fund’s investment adviser, Goldman Sachs Asset Management, L.P. (“GSAM”), the Board of Trustees of the Goldman Sachs ETF Trust recently approved changes to the Fund’s name, management fee and underlying index, together with related changes to the Fund’s investment objective and principal investment strategy. In addition, the Fund’s ticker symbol will also change. Accordingly, the Fund’s name will change to “Goldman Sachs ActiveBeta® World Equity ETF.” The Fund’s unitary management fee rate payable to GSAM will be reduced to 0.15% of the Fund’s average daily net assets. The Fund’s underlying index will change to the Goldman Sachs ActiveBeta® World Equity Index. The Fund’s ticker symbol will change to “GSWO.” These changes will be effective after the close of business on February 4, 2026 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF,” “GLOV” and “Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index” are replaced with “Goldman Sachs ActiveBeta® World Equity ETF,” “GSWO” and “Goldman Sachs ActiveBeta® World Equity Index,” respectively.
The following replaces the table under the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Fees and Expenses of the Fund” section in the Prospectus and under the “Fees and Expenses of the Fund” section in the Summary Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.15%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%
The following replaces the table under the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Expense Example” section in the Prospectus and under the “Fees and Expenses of the Fund” section in the Summary Prospectus:

1 Year	3 Years	5 Years	10 Years

$15	$48	$85	$192
The following replaces in its entirety the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Investment Objective” section in the Prospectus and the “Investment Objective” section in the Summary Prospectus:
The Goldman Sachs ActiveBeta® World Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® World Equity Index (the “Index”).
The following replaces in its entirety the first and fourth paragraphs in the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” section in the Prospectus and in the “Principal Investment Strategies” section in the Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. The Index is designed to deliver exposure to large- and mid‑capitalization equity securities of developed market issuers, including the United States. The Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). Given the Fund’s investment objective of attempting to track its Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
As of November 5, 2025, the Index consisted of 789 securities with a market capitalization range of between approximately $2.4 billion and $4.8 trillion in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Index Provider determines whether an issuer is located in a particular country by reference to the Reference Index methodology. Solactive AG, which constructs the Reference Index, will generally deem an issuer to be located in a particular country if it is organized under the laws of the particular country and it is primarily listed in the particular country; in the event that these factors point to more than one country, the Reference Index methodology provides for consideration of the issuer’s country of domicile and country of risk.
The following replaces in its entirety the second paragraph in the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” section in the Prospectus and in the “Principal Investment Strategies” section in the Summary Prospectus, the first paragraph in the “Investment Approach—Principal Investment Strategies—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” section in the Prospectus and the “INDEX CONSTRUCTION AND METHODOLOGY—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” section (except the last three paragraphs) in the SAI:
Goldman Sachs Asset Management, L.P. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that involves two steps.
Step 1
In the first step, individual factor subindexes for value, momentum and quality (the “ActiveBeta® Factor Subindexes”) are created from the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index (the “Reference Index”), a market capitalization-weighted index.
To construct each ActiveBeta® Factor Subindex, all constituents in the Reference Index are assigned a “factor score” based on certain specified measurements (i.e., in the case of the value factor, the factor score is based on a composite of book value‑to‑price, sales‑to‑price and free cash flow‑to‑price). Securities with a factor score that is above a fixed “Cut‑off Score” receive an overweight in the applicable ActiveBeta® Factor Subindex relative to the Reference Index and securities with a factor score that is below the Cut‑off Score receive an underweight in the applicable ActiveBeta® Factor Subindex relative to the Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the applicable ActiveBeta® Factor Subindex is determined by its attractiveness when evaluated based on the relevant factor score. The Index only includes long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.
Step 2
In the second step, the ActiveBeta® Factor Subindexes are combined in equal weights to form the Index.
In the “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Risks of the Fund” and “Risks of the Funds” sections in the Prospectus, as well as the “Principal Risks of the Fund” section in the Summary Prospectus, “Low Volatility Risk” is removed as a principal risk of the Fund.